Property and Equipment, Net (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense					$ 7,131	$ 7,243
Depreciation and amortization expense	$ 1,519	$ 1,790	$ 4,669	$ 5,388